PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Property, Plant and Equipment [Table Text Block]
	January 31,	July 31,
	2018	2017
Machinery equipment	$7,505,466	$5,025,011
Computer and office equipment	73,212	68,422
Vehicle	73,234	68,442
Total property, plant and equipment	7,651,912	5,161,875
Less: accumulated depreciation	(1,094,985)	(831,542)
Total	$6,556,927	$4,330,333

	July 31,	July 31,
	2017	2016
Machinery equipment	$5,025,011	$4,951,227
Computer and office equipment	68,422	53,933
Vehicle	68,442	69,339
Total property, plant and equipment	5,161,875	5,074,499
Less: accumulated depreciation	(831,542)	(553,764)
Total	$4,330,333	$4,520,735